Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share
Result attributable to owners of the company (€ in thousands)	€ (46,565)	€ (56,480)	€ (36,894)
Weighted average number of shares outstanding	50,060,565	41,037,244	34,052,520
Basic (and diluted) earnings per share (€ per share)	€ (0.93)	€ (1.38)	€ (1.08)